Financial income (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial income

	2024	2023	2022

Financial income	861,759	1,239,753	1,318,948
Interest on interest earning on investments	417,366	479,968	546,763
Interest received from customers	39,914	29,467	27,916
Swap interest (iii)	244,865	483,785	299,096
Interest on lease	28,428	28,041	28,101
Inflation adjustment(i)	108,823	175,686	213,949
Other derivatives(ii)	19,587	39,173	187,097
Other income	2,776	3,633	16,026
(i)	Mostly comprised by the monetary restatement on tax credits and judicial deposits.

(ii)	This is the difference between the market value and the cost of the share subscription options related to the operational partnership with C6, that started in 2020, to which the Company was entitled in the period due to the achievement of targets. In 2024, the Company obtained the subscription right related to the 11th contract target, generating an effect of R$ 19,587 (R$ 39,173 in 2023, related to 9th and 10th contract targets and R$ 117,520 in 2022, related to 5th, 6th and 7th contract targets). The market value was calculated based on information available in the last investment transaction carried out by the partner and disclosed in the market. The disclosures of this derivative financial instrument are detailed in Note 37, which was measured at fair value, and will subsequently be measured in the Company’s statement of income, considering the risks related to arbitration disclosed in Note 28.

(iii)	Represents gains obtained from swap instruments obtained to hedge the Company from changes in interest rates on debts.